(Loss)/Earnings Per Share - Schedule of Income and Share Data Used in the Basic and Diluted (Loss)/Earnings Per Share Calculations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations	¥ (16,423)	¥ 56,106	¥ 38,612
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations	23,525,784	18,211,027	18,134,401